Revenue - Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	$ 894	$ 606	$ 1,174
Incentive management fees	62	35	151
Central revenue	197	182	185
Revenue from fee business	1,153	823	1,510
Revenue from owned, leased and managed lease hotels	237	169	573
System Fund revenues	928	765	1,373
Reimbursement of costs	589	637	1,171
Total revenue	2,907	2,394	4,627
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,390	992	2,083
Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	683	452	840
Incentive management fees	8	5	13
Revenue from fee business	691	457	853
Revenue from owned, leased and managed lease hotels	83	55	187
Americas [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	774	512	1,040
EMEAA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	120	93	247
Incentive management fees	29	14	90
Revenue from fee business	149	107	337
Revenue from owned, leased and managed lease hotels	154	114	386
EMEAA [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	303	221	723
Greater China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	91	61	87
Incentive management fees	25	16	48
Revenue from fee business	116	77	135
Greater China [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	116	77	135
Central [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	0
Incentive management fees	0
Central revenue	197	182	185
Revenue from fee business	197	182	185
Central [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 197	$ 182	$ 185